Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Composition of Share Capital
	June 30, 2026		December 31, 2025
	Number of shares	Total shares %	Number of shares	Total shares %
Shareholder
J&F International B.V.	86,451,624	66.71%	162	81.00%
Banco Original S.A.	10,139,388	7.82%	8	4.00%
Stichting JAB	4,269,216	3.29%	6	3.00%
Stichting ACC Family	3,201,912	2.47%	2	1.00%
Stichting AGR	1,067,304	0.82%	2	1.00%
Stichting ECS	1,067,304	0.82%	19	9.50%
Albino Andrade de Pinho	533,652	0.41%	1	0.50%
Other Investors (Free Float)	22,857,143	17.64%	-	0.00%
Total	129,587,543	100.00%	200	100.00%

Schedule of Earnings Per Share

c) Earnings per share

	June 30, 2026	June 30, 2025
Earnings attributable to shareholders of the parent company	421,615,813	179,062,000
Weighted average outstanding shares - ordinary shares - basic	126,051,631	200
Earnings per share - basic and diluted	3.3448	895,310

(1)	amounts in reais